Maryland Short-Term Tax-Free Bond Fund
Maryland Short-Term Tax-Free Bond Fund
Investment Objective
The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Maryland Short-Term Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Maryland Short-Term Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.52%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Maryland Short-Term Tax-Free Bond Fund	53	167	291	653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund's income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund'sweighted average maturity is not expected to exceed three years . Most investments are in investment-grade securities, which means their ratings are within the four highest credit categories (for example, AAA, AA, A, or BBB) as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in below investment-grade securities, also known as "junk" bonds, including those with the lowest credit rating. In addition, up to 20% of the fund's income could be derived from securities subject to the alternative minimum tax .

Investment decisions for the fund reflect the portfolio manager's outlook for interest rates and the economy, as well as the prices, yields and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio managermay take advantage of the fund's "basket" for noninvestment-grade bonds.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state's general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as hospital, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While effortswill be made to minimize such investments, they could compriseup to 10% of the fund's annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration or credit quality ,or to shift assets into and out of higher-yielding securities.

The fund is "nondiversified," meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a "diversified" fund.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund's exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds ("junk" bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Municipal securities risk  The fund will be highly impacted by events tied tothe overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risk s.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State -specific risk  This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2011, the state of Maryland's general obligation debt was rated Aaa by Moody's and AAA by both Standard & Poor's (S&P) and Fitch. Each rating agency has assigneda stable outlook for the state.

Liquidity risk  This is the risk that the fund may not be able to sell a security in a timely manner at a desired price . The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

Nondiversification risk  As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single large holding could adversely affect fund performance more than if the fund were invested in a larger number of  issuers.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Maryland Short-Term Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/01	2.13%
Worst Quarter	6/30/04	-1.20%
The fund's return for the three months ended 3/31/11 was 0.35%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund	0.76%	2.89%	2.77%
Maryland Short-Term Tax-Free Bond Fund Returns after taxes on distributions	0.76%	2.89%	2.77%
Maryland Short-Term Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	1.03%	2.84%	2.75%
Maryland Short-Term Tax-Free Bond Fund Barclays Capital 3-Year State General Obligation Bond Index	1.50%	4.14%	3.90%
Maryland Short-Term Tax-Free Bond Fund Lipper Short Municipal Debt Funds Average	1.22%	2.55%	2.73%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.